RELATED PARTY TRANSACTIONS - Additional Information (Details) $ in Thousands, ฿ in Millions		12 Months Ended
	Mar. 05, 2026 USD ($) payment_installment	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 THB (฿)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 THB (฿)	Mar. 05, 2026 THB (฿)	Dec. 31, 2024 THB (฿)	Dec. 31, 2023 THB (฿)
Disclosure of transactions between related parties [Line Items]
Trade receivable, net		$ 147,033	$ 143,016
Provision of guarantees or collateral by entity, related party transactions		0
PEWC
Disclosure of transactions between related parties [Line Items]
Sales commission received from related party		0	0		$ 0
Italian-Thai and its affiliates | Charoong Thai (CTW)
Disclosure of transactions between related parties [Line Items]
Trade and other receivables	$ 4,200						฿ 146
Number of monthly collection installments | payment_installment	60
Trade receivables
Disclosure of transactions between related parties [Line Items]
Trade receivable, net		103,535	102,789
Italian-Thai and its affiliates
Disclosure of transactions between related parties [Line Items]
Outstanding payments recovered			1,400	฿ 14
Italian-Thai and its affiliates | Trade receivables
Disclosure of transactions between related parties [Line Items]
Loss allowance					4,600	฿ 159
Cost | Trade receivables
Disclosure of transactions between related parties [Line Items]
Trade receivable, net		104,612	103,789
Cost | Italian-Thai and its affiliates | Trade receivables
Disclosure of transactions between related parties [Line Items]
Trade receivable, net					5,600				฿ 165
Cost | Italian-Thai and its affiliates | Trade receivables | Later than one year
Disclosure of transactions between related parties [Line Items]
Trade receivable, net					4,600				฿ 159
Loss allowances | Trade receivables
Disclosure of transactions between related parties [Line Items]
Trade receivable, net		(1,077)	(1,000)		(1,378)
Loss allowance		167	592
Loss allowances | Trade receivables
Disclosure of transactions between related parties [Line Items]
Trade receivable, net		(1,077)	(1,000)
Loss allowances | Italian-Thai and its affiliates
Disclosure of transactions between related parties [Line Items]
Loss allowance		$ 0	0		$ 4,565
Loss allowances | Italian-Thai and its affiliates | Trade receivables
Disclosure of transactions between related parties [Line Items]
Trade receivable, net			$ (4,200)					฿ (146)